Payables and Other Current Liabilities - Composition of Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued employee benefits	€ 610	€ 621
Other non-financial non-trade payables	689	555
Total	€ 1,299	€ 1,176